Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Amount	$ 984,589	$ 938,126
UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Amount	$ 932,204	$ 870,325
Series BCHIEZ1121 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 107,462
Terms years	4 years
Annual interest rate %	3.72%
Issued date	Jan. 15, 2024
Maturity date	05/01/2028
Series BCHIEZ1121 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 31,197
Terms years	4 years
Annual interest rate %	3.72%
Issued date	Jan. 16, 2024
Maturity date	05/01/2028
Series BCHICE1215 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 21,998	$ 27,024
Terms years	7 years	8 years
Annual interest rate %	3.20%	2.94%
Issued date	Jan. 31, 2024	Jun. 09, 2023
Maturity date	12/01/2031	12/01/2031
Series BCHICH1215 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 7,350	$ 10,939
Terms years	8 years	9 years
Annual interest rate %	3.15%	2.96%
Issued date	Feb. 08, 2024	Jun. 02, 2023
Maturity date	12/01/2032	12/01/2032
Series BCHIFA0222 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 32,349
Terms years	4 years
Annual interest rate %	3.25%
Issued date	Mar. 15, 2024
Maturity date	08/01/2028
Series BCHIFA0222 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 19,518
Terms years	4 years
Annual interest rate %	3.32%
Issued date	Mar. 21, 2024
Maturity date	08/01/2028
Series BCHIEY1021 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 12,474	$ 29,979
Terms years	4 years	5 years
Annual interest rate %	3.29%	4.26%
Issued date	Mar. 22, 2024	Nov. 08, 2023
Maturity date	04/01/2028	04/01/2028
Series BCHIFA0222 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 14,228
Terms years	4 years
Annual interest rate %	3.29%
Issued date	Mar. 25, 2024
Maturity date	08/01/2028
Series BCHIGG1121 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 12,345	$ 23,889
Terms years	11 years	12 years
Annual interest rate %	3.35%	2.50%
Issued date	Mar. 26, 2024	Apr. 11, 2023
Maturity date	05/01/2035	05/01/2035
Series BCHIFA0222 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 3,566
Terms years	4 years
Annual interest rate %	3.24%
Issued date	Mar. 27, 2024
Maturity date	08/01/2028
Series BCHIEY1021 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 17,696
Terms years	4 years
Annual interest rate %	3.28%
Issued date	Apr. 04, 2024
Maturity date	04/01/2028
Series BCHIEX0122 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 9,231
Terms years	1 year
Annual interest rate %	3.10%
Issued date	Apr. 12, 2024
Maturity date	07/01/2025
Series BCHIEX0122 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 14,793
Terms years	1 year
Annual interest rate %	3.02%
Issued date	Apr. 17, 2024
Maturity date	07/01/2025
Series BCHIHX1223 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 32,225
Terms years	20 years
Annual interest rate %	3.49%
Issued date	May 08, 2024
Maturity date	12/01/2044
Series BCHIHX1223 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 11,376
Terms years	20 years
Annual interest rate %	3.49%
Issued date	May 09, 2024
Maturity date	12/01/2044
Series BCHIHX1223 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 5,727
Terms years	20 years
Annual interest rate %	3.46%
Issued date	May 17, 2024
Maturity date	12/01/2044
Series BCHIHX1223 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 15,283
Terms years	20 years
Annual interest rate %	3.46%
Issued date	May 22, 2024
Maturity date	12/01/2044
Series BCHIHX1223 Four [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 37,202
Terms years	20 years
Annual interest rate %	3.55%
Issued date	Jun. 04, 2024
Maturity date	12/01/2044
Series BCHIFO0721 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 3,575
Terms years	8 years
Annual interest rate %	3.48%
Issued date	Jun. 06, 2024
Maturity date	01/01/2032
Series BCHIEY1021 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 3,606
Terms years	4 years
Annual interest rate %	3.20%
Issued date	Jun. 10, 2024
Maturity date	04/01/2028
Series BCHIGG1121 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 8,366
Terms years	11 years
Annual interest rate %	3.53%
Issued date	Jun. 11, 2024
Maturity date	05/01/2035
Series BCHIFB1021 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 21,220	$ 6,996
Terms years	5 years	6 years
Annual interest rate %	3.35%	4.16%
Issued date	Jun. 12, 2024	Nov. 03, 2023
Maturity date	04/01/2029	04/01/2029
Series BCHIEY1021 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 12,648
Terms years	4 years
Annual interest rate %	3.29%
Issued date	Jul. 09, 2024
Maturity date	04/01/2028
Series BCHIFB1021 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 39,504	$ 14,667
Terms years	5 years	6 years
Annual interest rate %	3.50%	4.16%
Issued date	Jul. 09, 2024	Nov. 07, 2023
Maturity date	04/01/2029	04/01/2029
Series BCHIFB1021 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 1,796	$ 3,335
Terms years	5 years	6 years
Annual interest rate %	3.49%	4.16%
Issued date	Jul. 09, 2024	Nov. 09, 2023
Maturity date	04/01/2029	04/01/2029
Series BCHIFB1021 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF	UF
Amount	$ 5,399	$ 22,046
Terms years	5 years	6 years
Annual interest rate %	3.45%	4.16%
Issued date	Jul. 10, 2024	Nov. 15, 2023
Maturity date	04/01/2029	04/01/2029
Series BCHIFC0721 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 37,442
Terms years	6 years
Annual interest rate %	3.47%
Issued date	Jul. 11, 2024
Maturity date	01/01/2030
Series BCHIFC0721 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 7,147
Terms years	6 years
Annual interest rate %	3.43%
Issued date	Jul. 12, 2024
Maturity date	01/01/2030
Series BCHIHX1223 Five [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 7,550
Terms years	20 years
Annual interest rate %	3.50%
Issued date	Jul. 18, 2024
Maturity date	12/01/2044
Series BCHIFB1021 Four [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 25,454
Terms years	5 years
Annual interest rate %	3.23%
Issued date	Jul. 23, 2024
Maturity date	04/01/2029
Series BCHIFA0222 Four [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 18,404
Terms years	4 years
Annual interest rate %	3.04%
Issued date	Jul. 24, 2024
Maturity date	08/01/2028
Series BCHIFO0721 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 19,198
Terms years	8 years
Annual interest rate %	2.50%
Issued date	Sep. 27, 2024
Maturity date	01/01/2032
Series BCHIHX1223 Six [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 94,840
Terms years	20 years
Annual interest rate %	2.36%
Issued date	Sep. 30, 2024
Maturity date	12/01/2044
Series BCHIHP1223 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency	UF
Amount	$ 220,035
Terms years	16 years
Annual interest rate %	2.37%
Issued date	Oct. 01, 2024
Maturity date	12/01/2040
BONO HKD [Member] | HKD [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Amount	$ 52,385
Terms years	10 years
Annual interest rate %	4.22%
Issued date	Feb. 02, 2024
Maturity date	02/09/2034
Subtotal other currencies [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Amount	$ 52,385	$ 67,801
Series BCHIGI0322 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 143,510
Terms years		12 years
Annual interest rate %		2.61%
Issued date		Jan. 06, 2023
Maturity date		09/01/2035
Series BCHIDG1116 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		CLP
Amount		$ 9,179
Terms years		4 years
Annual interest rate %		6.55%
Issued date		Mar. 16, 2023
Maturity date		05/01/2027
Series BCHIDG1116 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		CLP
Amount		$ 10,604
Terms years		4 years
Annual interest rate %		6.55%
Issued date		Mar. 23, 2023
Maturity date		05/01/2027
Series BCHICF0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 18,716
Terms years		9 years
Annual interest rate %		2.65%
Issued date		Apr. 28, 2023
Maturity date		08/01/2032
Series BCHIGB0322 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 16,521
Terms years		11 years
Annual interest rate %		2.78%
Issued date		May 18, 2023
Maturity date		09/01/2034
Series BCHIGB0322 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 7,747
Terms years		11 years
Annual interest rate %		2.78%
Issued date		Jun. 06, 2023
Maturity date		09/01/2034
Series BCHIBU0815 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 10,346
Terms years		6 years
Annual interest rate %		3.39%
Issued date		Jun. 08, 2023
Maturity date		08/01/2029
Series BCHIBU0815 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 18,200
Terms years		6 years
Annual interest rate %		3.39%
Issued date		Jun. 09, 2023
Maturity date		08/01/2029
Series BCHIFW1121 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 142,385
Terms years		10 years
Annual interest rate %		2.89%
Issued date		Jun. 12, 2023
Maturity date		05/01/2033
Series BCHIBU0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 23,372
Terms years		6 years
Annual interest rate %		3.26%
Issued date		Jun. 15, 2023
Maturity date		08/01/2029
Series BCHIGB0322 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 7,217
Terms years		11 years
Annual interest rate %		2.78%
Issued date		Jun. 16, 2023
Maturity date		09/01/2034
Series BCHICI0815 Four [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 5,658
Terms years		10 years
Annual interest rate %		3.04%
Issued date		Aug. 01, 2023
Maturity date		02/01/2033
Series BCHICI0815 Five [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 18,388
Terms years		10 years
Annual interest rate %		3.35%
Issued date		Aug. 18, 2023
Maturity date		02/01/2033
Series BCHICH1215 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 8,919
Terms years		9 years
Annual interest rate %		3.34%
Issued date		Aug. 24, 2023
Maturity date		12/01/2032
Series BCHIBO0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 22,243
Terms years		4 years
Annual interest rate %		3.61%
Issued date		Aug. 25, 2023
Maturity date		02/01/2028
Series BCHIBO0815 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 48,392
Terms years		4 years
Annual interest rate %		3.61%
Issued date		Aug. 29, 2023
Maturity date		02/01/2028
Series BCHICE1215 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 9,349
Terms years		8 years
Annual interest rate %		3.27%
Issued date		Aug. 29, 2023
Maturity date		12/01/2031
Series BCHICI0815 Six [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 23,720
Terms years		9 years
Annual interest rate %		3.90%
Issued date		Nov. 14, 2023
Maturity date		02/01/2033
Series BCHICH1215 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 6,964
Terms years		9 years
Annual interest rate %		3.90%
Issued date		Nov. 14, 2023
Maturity date		12/01/2032
Series BCHICE1215 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 3,572
Terms years		8 years
Annual interest rate %		3.64%
Issued date		Nov. 22, 2023
Maturity date		12/01/2031
Series BCHICE1215 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 10,748
Terms years		8 years
Annual interest rate %		3.60%
Issued date		Nov. 23, 2023
Maturity date		12/01/2031
Series BCHIGH1221 [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 133,306
Terms years		12 years
Annual interest rate %		3.67%
Issued date		Dec. 01, 2023
Maturity date		06/01/2035
Series BCHICH1215 Five [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 14,144
Terms years		9 years
Annual interest rate %		3.55%
Issued date		Dec. 05, 2023
Maturity date		12/01/2032
Series BCHICG0815 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 9,137
Terms years		9 years
Annual interest rate %		3.31%
Issued date		Dec. 18, 2023
Maturity date		08/01/2032
Series BCHICH1215 Six [Member] | UF [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		UF
Amount		$ 9,113
Terms years		9 years
Annual interest rate %		3.21%
Issued date		Dec. 20, 2023
Maturity date		12/01/2032
BOND MXN [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		MXN
Amount		$ 31,968
Terms years		4 years
Annual interest rate %		0.85%
Issued date		Jun. 01, 2023
Maturity date		06/03/2027
BONO JPY [Member] | JPY [Member]
Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) [Line Items]
Currency		JPY
Amount		$ 35,833
Terms years		2 years
Annual interest rate %		0.75%
Issued date		Jun. 08, 2023
Maturity date		06/16/2025